TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Statement of Additional Information

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Transamerica High Yield Muni

Transamerica Intermediate Muni

Effective immediately, the following replaces the corresponding information in the Prospectus for each of Transamerica High Yield Muni and Transamerica Intermediate Muni under the sections entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Belle Haven Investments, L.P.
Portfolio Managers:
Max Christiana	Portfolio Manager	since November 2021
Lincoln James	Portfolio Manager	since July 2026

Effective immediately, the following replaces the corresponding information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica High Yield Muni

Name	Sub-Adviser	Positions Over Past Five Years
Max Christiana	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2016, Partner since 2023; Portfolio Manager since 2020; Prior Vice President of Trading
Lincoln James	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2026; joined Belle Haven Investments, L.P. in 2023 as a Portfolio Manager and Trader; Employed at Hutchinson, Shockey, Erley & Co. and Huntington Capital Markets from 2010 to 2023; Employed at Loop Capital Markets as a Competitive Underwriter in 2023

Transamerica Intermediate Muni

Name	Sub-Adviser	Positions Over Past Five Years
Max Christiana	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2016, Partner since 2023; Portfolio Manager since 2020; Prior Vice President of Trading
Lincoln James	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2026; joined Belle Haven Investments, L.P. in 2023 as a Portfolio Manager and Trader; Employed at Hutchinson, Shockey, Erley & Co. and Huntington Capital Markets from 2010 to 2023; Employed at Loop Capital Markets as a Competitive Underwriter in 2023

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Effective immediately, the following tables replace the corresponding tables in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Belle Haven Investments, L.P. (“Belle Haven”)”:

Transamerica High Yield Muni

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Max Christiana	1	$953 million	0	$0	26,332	$21.75 billion

Lincoln James*	1	$930 million	0	$0	27,773	$23.53 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Max Christiana	0	$0	0	$0	0	$0

Lincoln James*	0	$0	0	$0	0	$0

* As of July 21, 2026

Transamerica Intermediate Muni

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Max Christiana	1	$146 million	0	$0	26,332	$21.75 billion

Lincoln James*	1	$185 million	0	$0	27,773	$23.53 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Max Christiana	0	$0	0	$0	0	$0

Lincoln James*	0	$0	0	$0	0	$0

* As of July 21, 2026

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Belle Haven Investments, L.P. (“Belle Haven”)”:

Compensation

Max Christiana, Co-Chief Investment Officer, and Lincoln James, Portfolio Manager, both receive compensation of a combination of salary, plus a bonus based on the profitability of Belle Haven.

Ownership of Securities

As of October 31, 2025, the portfolio manager(s) did not beneficially own any shares of the fund(s).

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Investors Should Retain this Supplement for Future Reference

July 21, 2026